BORROWINGS (Schedule of movement in the Term Loan and convertible notes) (Details) - USD ($) $ in Thousands	1 Months Ended	6 Months Ended
	May 31, 2022	Jun. 30, 2022	Jun. 30, 2021
Disclosure of detailed information about borrowings [line items]
Accretion interest		$ 2,461	$ 0
Cash repayment of principal		34,500	0
Non-current liability, Ending		43,990	$ 0
Term Loan [Member]
Disclosure of detailed information about borrowings [line items]
Balance, Beginning		0
Principal amount loaned		(81,250)
Loan origination costs		3,551
Derivative financial liability at date of issue		1,872
Derivative financial asset at date of issue		(202)
Equity component at date of issue		0
Accretion interest		(2,461)
Cash repayment of principal	$ 34,500	34,500
Non-current liability, Ending		(43,990)
Convertible Notes [Member]
Disclosure of detailed information about borrowings [line items]
Balance, Beginning		0
Principal amount loaned		(20,000)
Loan origination costs		39
Derivative financial liability at date of issue		0
Derivative financial asset at date of issue		0
Equity component at date of issue		6,709
Accretion interest		(120)
Cash repayment of principal		0
Non-current liability, Ending		$ (13,372)